Financial instruments - Reconciliation of Asset and Liability Hedging Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning	$ (81,597)	$ 18,070
Hedging derivative, ending	(10,061)	(81,597)
Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning	12,613	(21,004)
Hedging derivative, ending	(29,984)	12,613
Non-hedging derivatives disbursement SQM Australia Pty
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, ending	7,139
Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning	(418)	(2,784)
Hedging derivative, ending	(1,643)	(418)
Cash Flow | Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	8,616	6,478
Cash Flow | Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(52,698)	9,405
Cash Flow | Non-hedging derivatives disbursement SQM Australia Pty
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	2,022
Cash Flow | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(39,878)	(2,327)
Income Statement | Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	37,494	(52,254)
Income Statement | Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	16,104	23,083
Income Statement | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	38,653	4,693
Equity and Others | Hedge-to-debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	25,426	(53,891)
Equity and Others | Hedging derivatives to investment
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(6,003)	$ 1,129
Equity and Others | Non-hedging derivatives disbursement SQM Australia Pty
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	$ 5,117